Submission	Oct. 30, 2024
Submission [Line Items]
Central Index Key	0001050446
Registrant Name	MicroStrategy Incorporated
Registration File Number	333-281175
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES